Retirement-Related Benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement-Related Benefits
Contributions by employer - Noncash	$ 424	$ 288
Nonpension Postretirement Plans | Non-U.S. DB plans
Retirement-Related Benefits
Contributions by employer - Noncash	416	$ 452
Non-U.S. | Pension Plans, Including Multi-employer Plans
Retirement-Related Benefits
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 200